Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total loss on derivative financial instruments		$ 3,483	$ 5,649
Included in Interest Expense, Net [Member]
Derivative [Line Items]
Undesignated interest rate swaps		3,483	5,649
Included in Interest Expense, Net [Member] | Put Option Embedded Derivative [Member]
Derivative [Line Items]
Put option embedded derivative Included in interest expense, net	$ 0	$ 0	$ 0